CAPITAL STOCK DISCLOSURE: Schedule of common shares outstanding (Details) - shares shares in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Details
Number of common shares outstanding	280,720	260,689	253,439